Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC - Narrative (Details) $ in Millions	Mar. 15, 2023 USD ($) shares	Apr. 30, 2021 shares	Jul. 31, 2018 shares	Jun. 30, 2023 class_of_unit
Variable Interest Entity [Line Items]
Number of classes of units | class_of_unit				3
Golar Hilli LLC
Variable Interest Entity [Line Items]
Loss stock repurchased during period, value | $	$ 251.2
New Fortress Energy (NFE)
Variable Interest Entity [Line Items]
Investment owned, shares disposed (in shares)	4,100,000
Shares used for repurchase of equity	4,100,000
Shares used for repurchase of equity, value | $	$ 116.9
Hilli Common Units
Variable Interest Entity [Line Items]
Stock repurchased during the period (in shares)	1,230
Payments for repurchase of equity | $	$ 100.0
Dividends payable | $	$ 3.9
Hilli Common Units | Purchase and Sale Agreement | Golar LNG Partners
Variable Interest Entity [Line Items]
Number of shares issued (in shares)		1,230
Golar LNG Partners | Hilli Common Units
Variable Interest Entity [Line Items]
Number of shares issued (in shares)			1,230